Stockholders' Equity and Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 63,883	$ 59,667
Total Capital, Ratio	15.86%	15.01%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 32,214	$ 31,809
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Amount	$ 60,849	$ 55,808
Tier 1 Capital, Ratio	15.11%	14.04%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 24,160	$ 23,857
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Amount	$ 60,849	$ 55,808
Common Equity Tier 1 Capital, Ratio	15.11%	14.04%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 18,120	$ 17,892
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 60,849	$ 55,808
Tier 1, Leverage Capital to Average Assets, Ratio	10.01%	9.43%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 24,318	$ 23,666
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 62,422	$ 52,009
Total Capital, Ratio	15.50%	13.24%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 32,222	$ 31,435
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 39,774	$ 36,346
Total Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	9.875%	9.25%
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 40,278	$ 39,293
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	10.00%	10.00%
Tier 1 Capital, Amount	$ 59,388	$ 49,026
Tier 1 Capital, Ratio	14.74%	12.48%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 24,167	$ 23,576
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Amount	$ 31,719	$ 28,488
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Ratio	7.875%	7.25%
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 32,222	$ 31,435
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	8.00%	8.00%
Common Equity Tier 1 Capital, Amount	$ 59,388	$ 49,026
Common Equity Tier 1 Capital, Ratio	14.74%	12.48%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 18,125	$ 17,682
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 25,677	$ 22,594
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	6.375%	5.75%
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 26,181	$ 25,541
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	6.50%	6.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 59,388	$ 49,026
Tier 1, Leverage Capital to Average Assets, Ratio	9.77%	8.36%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 24,317	$ 23,460
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Amount	$ 24,317	$ 23,460
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 30,397	$ 29,325
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	5.00%	5.00%